Organization and Business Description	6 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Universe Pharmaceuticals Inc. (“Universe INC” or the “Company”) was incorporated under the laws of the Cayman Islands on December 11, 2019 as an exempted company with limited liability.

Universe INC owns 100% equity interest of Universe Pharmaceuticals (International) Group (“Universe HK”), an entity incorporated on May 21, 2014 in accordance with the laws and regulations in Hong Kong.

Jiangxi Universe Pharmaceuticals Technology Co., Ltd. (“Universe Technology”) was formed on April 8, 2019, as a wholly foreign-owned enterprise (“WFOE”) in the People’s Republic of China (“PRC” or “China”).

Universe INC, Universe HK and Universe Technology are currently not engaging in any active business operations and are merely acting as holding companies.

Jiangxi Universe Pharmaceuticals Co., Ltd. (“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in the research and development and manufacturing of modernized traditional Chinese medicines. Jiangxi Universe owns 100% of the equity interests of Jiangxi Universe Pharmaceuticals Commercial Trade Co., Ltd. (“Universe Trade”), which was incorporated on March 10, 2010 for the purposes of handling the sales and distribution of the pharmaceutical products manufactured by Jiangxi Universe.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on December 11, 2019. The Reorganization involved the incorporation of Universe INC and Universe Technology, and the transfer of 100% of the equity interests of Jiangxi Universe to Universe Technology. Consequently, Universe INC, through its subsidiary Universe HK, directly controls Universe Technology and Jiangxi Universe, and became the ultimate holding company of all other entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control, since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

On March 25, 2021, the Company closed its initial public offering (the “IPO”) of 5,000,000 ordinary shares, par value $0.003125 per share (the “ordinary shares”) at a public offering price of $5.00 per share. On March 29, 2021, the underwriter exercised in full its over-allotment option to purchase an additional 750,000 ordinary shares. The closing for the sale of the over-allotment shares took place on March 31, 2021. Gross proceeds from the IPO totaled $28.75 million. Net proceeds of the IPO, including over-allotment shares, were approximately $25.6 million. In connection with the IPO, the Company’s ordinary shares began trading on the Nasdaq Global Market under the symbol “UPC” on March 23, 2021.

On May 12, 2021, through the Company’s PRC subsidiary, Jiangxi Universe, the Company established a wholly controlled subsidiary, Guangzhou Universe Hanhe Medical Research Co., Ltd. (“Universe Hanhe”) in Guangzhou City, China, for the business purpose of conducting research and development of new pharmaceutical products in order to diversify the Company’s product offerings in the near future. As of March 31, 2023 and as of the date of this report, Universe Hanhe has no active business operations.

On July 27, 2023, the Company completed a share consolidation of six (6) ordinary shares with par value of $0.003125 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.01875 (the “Share Consolidation”). As a result of the Share Consolidation, each six (6) pre-consolidation ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. The Company’s unaudited condensed consolidated financial statements were retrospectively restated for effect of the 6-for-1 share consolidation.

Details of the subsidiaries of the Company as of March 31, 2023 are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Universe INC	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Universe HK	May 21, 2014	Hong Kong	100%	Investment holding

Universe Technology	April 18, 2019	PRC	100%	WFOE, Investment holding

Jiangxi Universe	March 2, 1998	PRC	100%	Research and development and manufacturing of modernized traditional Chinese medicines

Universe Trade	March 10, 2010	PRC	100%	Sales of modernized traditional Chinese medicines

Universe Hanhe	May 12, 2021	PRC	100%	Research and development of new pharmaceutical products

The Company, through its wholly-owned subsidiaries, is primarily engaged in the development, manufacturing and sale of traditional Chinese medicines derivatives (“TCMD”) products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, traditional Chinese medicine pieces products and dietary supplements (collectively, “third-party products”). All of these TCMD and third-party products are currently sold to customers including pharmaceutical companies, hospitals, clinics and drugstore chains throughout China.